Finance Expenses - Summary of Finance Expenses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Expense [abstract]
Interest expense	$ 30,965	$ 27,649
Accretion on PER	2,363	2,358
Loss on settlement of long-term debt	13,102
Finance expenses	$ 46,430	$ 30,007